Summary of Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended				4 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Information [Abstract]
Net sales	$ 1,855,586	$ 1,565,482	$ 2,484,920	$ 2,354,751	$ 2,172,259	$ 2,143,064	$ 2,070,442	$ 1,895,619	$ 8,765,699	$ 7,776,424	$ 7,094,249
Gross profit	797,408	691,968	1,038,299	1,022,755	971,585	971,893	886,100	845,632	3,744,562	3,481,078	3,263,169
Net income	68,316	32,603	179,877	179,115	175,258	181,706	14,552	72,918	441,860	462,485	435,848
Net income per common share- basic	$ 0.64	$ 0.30	$ 1.74	$ 1.69	$ 1.63	$ 1.67	$ 0.14	$ 0.68	$ 4.22	$ 4.28	$ 3.80
Net income per common share- diluted	$ 0.63	$ 0.30	$ 1.71	$ 1.66	$ 1.60	$ 1.64	$ 0.14	$ 0.67	$ 4.14	$ 4.21	$ 3.78
Summary of Quarterly Results of Operations (Textual) [Abstract]
Increase in fourth quarter net income								9,468
Decrease in fourth quarter net income							74,982
Increase in fourth quarter net income, per share								$ 0.09
Decrease in fourth quarter net income, per share							$ 0.71
Increase in gross profit							25,123	12,622
Increase in gross profit, per share							$ 0.15
Annual physical inventory adjustments in fourth quarter							23,394	9,146
Selling, general and administrative expenses decreased							$ 1,386	$ 2,798
Decrease in Selling, general and administrative expenses per share							$ 0.01